THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
Enhanced Equity Income ETF
DECEMBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK  — 99.6%

	Shares	Value
Communication Services — 8.4%
BCE	9,747	$225,935
Comcast, Cl A	8,368	314,051
Verizon Communications	8,945	357,711
		897,697
Consumer Discretionary — 1.8%
Genuine Parts	1,650	192,654

Consumer Staples — 15.8%
Altria Group	5,562	290,837
Conagra Brands	13,345	370,324
Kenvue	15,664	334,427
Philip Morris International	2,864	344,682
Sysco	4,394	335,965
		1,676,235
Energy — 10.4%
Chevron	2,444	353,989
EOG Resources	3,500	429,030
Exxon Mobil	3,009	323,678
		1,106,697
Financials — 13.9%
Bank of America	7,273	319,648
Citigroup	4,945	348,079
JPMorgan Chase	924	221,492
Travelers	969	233,423
Truist Financial	8,143	353,243
		1,475,885
Health Care — 14.0%
Baxter International	10,624	309,796
Bristol-Myers Squibb	7,056	399,087
Medtronic PLC	5,079	405,710
Merck and Company Inc	3,720	370,066
		1,484,659
Industrials — 9.1%
General Dynamics	782	206,049
Johnson Controls International PLC	3,055	241,131
RTX	2,739	316,957
United Parcel Service, Cl B	1,588	200,247
		964,384
Information Technology — 7.7%
Cisco Systems	8,668	513,146

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
Enhanced Equity Income ETF
DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology — continued
International Business Machines	1,410	$309,960
		823,106
Materials — 4.4%
Dow	6,630	266,062
Rio Tinto PLC ADR	3,370	198,190
		464,252
Real Estate — 6.7%
Healthpeak Properties ‡	15,179	307,678
VICI Properties, Cl A ‡	13,777	402,426
		710,104
Utilities — 7.4%
Duke Energy	3,660	394,328
PPL	12,201	396,045
		790,373
Total Common Stock
(Cost $10,955,718)		10,586,046

Total Investments - 99.6%
(Cost $10,955,718)		$10,586,046

Written Options — 0.0%
Total Written Options
(Premiums Received $1,981)		$(2,050)

A list of open exchange traded options contracts for the Fund at December 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — 0.0%
Call Options
Citigroup	(25)	$(175,975)	$73	01/18/25	$(2,050)

Percentages are based on Net Assets of $10,629,421.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
Enhanced Equity Income ETF
DECEMBER 31, 2024 (Unaudited)

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

CUL-QH-001-0200